Schedule of cash and cash equivalents (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash and bank deposits	R$ 88,487	R$ 57,729
Cash equivalents	660,075	987,313
Cash and cash equivalents	R$ 748,562	R$ 1,045,042	R$ 943,209	R$ 62,260